UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	6/30/2008

Item 1 – Schedule of Investments

10       Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity
Interests — 97.9%
Consumer Discretionary — 17.8%
Automobiles — 2.3%
General Motors Corp.	800,000	$9,200,000
Harley-Davidson Inc.	900,000	32,634,000

		41,834,000

Diversified Consumer Services — 2.1%
Career Education Corp.	2,500,000	36,525,000	A

Household Durables — 3.2%
Lennar Corp.	3,600,000	44,424,000
Pulte Homes Inc.	1,400,000	13,482,000

		57,906,000

Internet and Catalog Retail — 5.3%
Amazon.com Inc.	600,000	43,998,000	A
Expedia Inc.	2,700,000	49,626,000	A

		93,624,000

Multiline Retail — 2.5%
Sears Holdings Corp.	600,000	44,196,000	A

Specialty Retail — 2.4%
Collective Brands Inc.	3,700,000	43,031,000	A,B

Consumer Staples — 2.5%
Food Products — 2.5%
Marine Harvest	60,000,000	44,122,418	A

Quarterly Report to Shareholders       11

	Shares/Par	Value
Financials — 19.5%
Capital Markets — 2.1%
Fortress Investment Group LLC	1,100,000	$13,552,000
Heckmann Corp.	2,600,000	23,296,000	A

		36,848,000

Commercial Banks — 2.6%
National City Corp.	983,600	4,691,772
National City Corp. — PFD	448	42,739,200	C

		47,430,972

Consumer Finance — 2.2%
SLM Corp.	2,000,000	38,700,000	A

Insurance — 5.5%
Ambac Financial Group Inc.	4,300,000	5,762,000
Assured Guaranty Ltd.	1,000,000	17,990,000
MBIA Inc.	2,100,000	9,219,000
Montpelier Re Holdings Ltd.	2,000,000	29,500,000
XL Capital Ltd.	1,750,000	35,980,000

		98,451,000

Real Estate Investment Trusts — 5.0%
Chimera Investment Corp.	2,700,000	24,327,000	B
Hatteras Financial Corp.	2,570,100	56,132,269	A,B,D
Thornburg Mortgage Inc. — PFD	2,040,700	8,366,870	C

		88,826,139

Thrifts and Mortgage Finance — 2.1%
Downey Financial Corp.	2,200,000	6,094,000	B
Freddie Mac	1,950,000	31,980,000

		38,074,000

12       Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Health Care — 12.1%
Biotechnology — 4.0%
Alkermes Inc.	4,800,000	$59,328,000	A,B
Cell Genesys Inc.	4,500,000	11,700,000	A,B

		71,028,000

Health Care Equipment and Supplies — 3.7%
Advanced Medical Optics Inc.	1,350,000	25,299,000	A
Zimmer Holdings Inc.	600,000	40,830,000	A

		66,129,000

Health Care Providers and Services — 2.3%
WellPoint Inc.	850,000	40,511,000	A

Life Sciences Tools and Services — 0.3%
Affymetrix Inc.	500,000	5,145,000	A

Pharmaceuticals — 1.8%
Medicis Pharmaceutical Corp.	1,600,000	33,248,000

Industrials — 9.0%
Airlines 0.5%
Continental Airlines Inc.	900,000	9,099,000	A

Commercial Services and Supplies — 2.8%
Corporate Executive Board Co.	1,200,000	50,460,000

Construction and Engineering — 3.8%
Quanta Services Inc.	2,000,000	66,540,000	A

Quarterly Report to Shareholders       13

	Shares/Par	Value
Industrials — Continued
Electrical Equipment — 1.9%
Energy Conversion Devices Inc.	200,000	$14,728,000	A
Evergreen Solar Inc.	2,000,000	19,380,000	A

		34,108,000

Information Technology — 24.5%
Computers and Peripherals — 3.0%
Lenovo Group Ltd.	80,000,000	54,172,252

Electronic Equipment and Instruments — 1.9%
Jabil Circuit Inc.	2,000,000	32,820,000

IT Services — 5.1%
Accenture Ltd.	1,300,000	52,936,000
DST Systems Inc.	700,000	38,535,000	A

		91,471,000

Semiconductors and Semiconductor Equipment — 5.5%
Analog Devices Inc.	1,200,000	38,124,000
Integrated Device Technology Inc.	1,900,000	18,886,000	A
National Semiconductor Corp.	2,000,000	41,080,000

		98,090,000

Software — 9.0%
Amdocs Ltd.	1,200,000	35,304,000	A
Electronic Arts Inc. (EA)	1,200,000	53,316,000	A
Red Hat Inc.	3,500,000	72,415,000	A

		161,035,000

14        Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Materials — 2.7%
Chemicals — 2.7%
Nalco Holding Co.	2,300,000	$48,645,000

Telecommunication Services — 8.4%
Diversified Telecommunication Services — 3.3%
Level 3 Communications Inc.	20,000,000	59,000,000	A

Wireless Telecommunication Services — 5.1%
NII Holdings Inc.	1,200,000	56,988,000	A
Sprint Nextel Corp.	3,500,000	33,250,000

		90,238,000

Utilities — 1.4%
Independent Power Producers and Energy Traders — 1.4%
Calpine Corp.	1,100,000	24,816,000	A

Total Common Stocks and Equity Interests
(Cost — $1,948,575,319)		1,746,123,781

	Rate	Maturity Date	Shares/Par
Corporate Bonds and Notes — 1.9%
Downey Financial Corp.	6.500%	7/1/14	$44,100,000	33,240,639	B

Total Corporate Bonds and Notes
(Cost — $ 31,203,934)				33,240,639

Quarterly Report to Shareholders       15

	Shares/Par	Value
Repurchase Agreements — 0.9%
Bank of America
2.2%, dated 6/30/08, to be repurchased at $8,219,333 on 7/1/08 (Collateral: $ 8,380,000 Federal Home Loan Bank bond, 3%, due 6/19/09, value $ 8,395,355)	$8,218,831	8,218,831
Goldman Sachs and Co.
2.36%, dated 6/30/08, to be repurchased at $8,219,371 on 7/1/08 (Collateral: $ 8,749,927 Fannie Mae mortgage-backed security, 5%, due 5/1/38, value $ 8,424,236)	$8,218,832	8,218,832

Total Repurchase Agreements (Cost — $16,437,663)		16,437,663

Total Investments — 100.7% (Cost — $1,996,216,916)E		1,795,802,083
Other Assets Less Liabilities — (0.7)%		(11,812,092)

Net Assets — 100.0%		$1,783,989,991

Net Asset Value Per Share:
Primary Class		$25.49

R Class		$32.19

Financial Intermediary Class		$32.32

Institutional Class		$32.81

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2008, the total market value of Affiliated Companies was $233,852,909 and the cost was $387,867,634.

C	Convertible Security — Security my be converted into common stock.
D

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.15% of net assets.

E

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$296,119,550
Gross unrealized depreciation	(496,534,383)

Net unrealized depreciation	$(200,414,833)

PFD — Preferred stock.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2007:

Legg Mason Special Investment

Affiliated Company Footnote

June 30, 2008

	Affiliate Value at 3/31/08	Purchased		Sold		Dividend Income	Value at 6/30/08	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
Alkermes Inc.	$59,400,000	$—	—	$3,408,962	200,000	$—	$59,328,000	(842,294)
Cell Genesys, Inc.	10,575,000	—	—	—	—	—	11,700,000	—
Chimera Investment Corp.	33,210,000	—	—	—	—	432,000	24,327,000	—
CNET Networks, Inc. A	71,000,000	—	—	47,557,594	10,000,000	—	—	64,485,858
Collective Brands Inc.	44,844,000	—	—	—	—	—	43,031,000	—
Downey Financial Corp.	40,436,000	31,073,500	44,100,000	—	—	264,000	39,334,640	—
Energy Conversion Devices Inc. A	74,750,000	—	—	73,871,449	2,300,000	—	—	40,743,962
Evergreen Solar Inc. A	56,468,205	—	—	40,493,394	4,091,500	—	—	335,159
Hatteras Financial Corp.	61,682,400	—	—	—	—	899,535	56,132,269	—

	$452,365,605	$31,073,500		$165,331,399		$1,595,535	$233,852,909	$104,722,685

A	This security is no longer an affiliated company.

Investment Valuation:

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[6/30/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$1,795,802,083	$1,647,252,311	$148,549,772	$—
Investment in Securities – liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$1,795,802,083	$1,647,252,311	$148,549,772	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:	August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date:	August 19, 2008